Additional information - condensed financial statements of the Company - Balance Sheet, Ordinary Shares (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	237,926,352	237,853,602
Ordinary shares, shares outstanding	237,926,352	237,853,602
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	237,926,352	237,853,602
Ordinary shares, shares outstanding	237,926,352	237,853,602